Supplementary Information To Consolidated Statements Of Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in non-cash working capital
Inventory	$ (19)	$ (44)
Receivables and other current assets	154	(144)
Accounts payable	(137)	59
Other current liabilities	(71)	13
Total non-cash working capital	(73)	(116)
Supplemental disclosure of cash paid:
Interest Paid	750	696
Income Taxes Paid, Net	(107)	33
Supplemental disclosure of non-cash activities:
Common share dividends reinvested	187	181
Increase in accrued capital expenditures	33	50
Issuance of depository receipts	$ 0	$ 22